Minnesota Projects Since Inception as of May 31, 2020

Project Name	City	State	Total Units	Affordable Units	HIT Commitment	TDC	Hours of Union Construction Work
Salem Green Apts.	Inver Grove Heights	MN	320	64	$9,602,100	$10,562,310	151,670
Bay Point Estates Apts.	Duluth	MN	76	15	$4,055,100	$4,460,610	64,050
Colonial Manor	Mankato	MN	95	19	$1,246,000	$1,370,600	19,680
Engles Estates	Brooklyn Park	MN	126	25	$3,100,000	$3,410,000	48,970
Haven Homes	Hastings	MN	107	107	$3,045,300	$3,349,830	48,100
Brandt Jens Kluge	St. Paul	MN	36	7	$744,015	$818,417	11,410
Fernbrook Townhomes	Plymouth	MN	72	14	$5,261,300	$5,787,430	80,660
Beaver Creek/Pondview	Maplewood	MN	60	12	$2,636,300	$2,899,930	39,260
The Meadows Townhomes	Hermantown	MN	168	34	$8,954,400	$9,849,840	133,350
Babcock Trail Townhomes	Minneapolis	MN	100	20	$6,500,000	$7,254,600	124,430
Eden Lake Townhomes	Eden Prairie	MN	40	8	$3,150,900	$3,465,990	45,730
Plymouth Townhomes	Minneapolis	MN	140	28	$2,512,100	$2,763,310	47,400
The LaSalle	Minneapolis	MN	121	24	$4,994,800	$5,494,280	72,490
Regency Park	Eden Prairie	MN	86	17	$9,041,900	$10,046,556	128,940
Realife Cooperative of Burnsville	Burnsville	MN	120	120	$7,984,400	$8,871,556	113,860
Gramercy Park of St. Paul	St. Paul	MN	111	22	$7,831,000	$8,701,111	108,490
Gramercy Park Cooperative	Rochester	MN	87	17	$5,586,080	$6,206,756	100,600
Parkway Coop of Burnsville	Burnsville	MN	102	20	$7,218,200	$8,020,222	100,000
Hills of Eden Prairie	Eden Prairie	MN	37	7	$4,134,400	$4,593,778	55,970
Realife of Brooklyn Park	Brooklyn Park	MN	99	19	$7,516,000	$8,351,111	101,750
Summit Townhomes	Burnsville	MN	114	22	$15,284,700	$16,983,000	208,920
Woodland Elders Assisted Living	Woodbury	MN	64	64	$4,095,000	$4,817,647	58,700
Mount Royal Pines III	Duluth	MN	54	54	$3,600,000	$4,123,077	45,810
Realife Cooperative of Valley View	Eden Prairie	MN	94	18	$8,190,000	$10,048,972	111,650
Realife Cooperative of Bloomington	Bloomington	MN	78	78	$6,300,000	$7,259,996	80,670
Gramercy Park Duluth	Duluth	MN	74	14	$6,062,000	$7,646,267	83,140
Realife Cooperative of Mounds View	Mounds View	MN	74	14	$5,632,000	$6,868,888	74,690
Creekside Apartments	Plymouth	MN	204	40	$17,604,400	$18,083,366	196,620
Heritage Landing	Minneapolis	MN	225	45	$28,103,600	$28,060,378	305,100
Meadowood Shores	New Brighton	MN	106	21	$8,916,200	$9,889,176	107,520
Parkwood Shores Assisted Living Facility	St. Louis Park	MN	46	46	$8,723,300	$10,330,609	108,660
Summerhill Coop of Bloomington	Bloomington	MN	40	8	$6,606,000	$6,900,000	72,570
Summerhill Coop of Eden Prairie	Eden Prairie	MN	48	9	$8,126,000	$9,800,000	103,070
Realife Cooperative of West St. Paul	West St. Paul	MN	97	19	$8,175,000	$10,574,099	111,220
Longstreet Apartments	Maple Grove	MN	264	52	$25,150,000	$27,600,000	290,290
Sibley Park Apartments	St. Paul	MN	114	46	$9,700,000	$16,160,921	169,980
Colony Square Cooperative	Grand Rapids	MN	37	7	$3,951,700	$4,854,448	49,550
Marian Center of St. Paul	St. Paul	MN	127	127	$13,620,000	$14,323,877	146,510
Excelsior & Grand Apartments	St. Louis Park	MN	337	18	$55,528,000	$61,706,046	820,530
Regent at Plymouth	Plymouth	MN	120	120	$18,200,000	$19,222,852	193,560
Summit Place ALF	Eden Prairie	MN	95	95	$13,888,000	$15,400,000	155,060
Summit Place Apartments	Eden Prairie	MN	171	43	$19,248,000	$23,200,000	233,600
Waterstone Place Apartments	Minnetonka	MN	164	33	$18,600,000	$20,800,000	209,440
Wyngate Townhomes	Burnsville	MN	50	38	$7,627,900	$7,800,000	78,540
Stone Creek Village	Plymouth	MN	130	34	$12,550,000	$20,800,000	272,880
1900 Central/VOA Senior Housing	Minneapolis	MN	51	11	$5,842,100	$6,700,000	87,900
Falcon Heights Town Square -- Seniors	Falcon Heights	MN	56	11	$6,000,000	$7,500,000	127,910
Lakewood Place Apartments	White Bear Lake	MN	60	12	$6,178,000	$6,400,000	83,960
Parkway Coop of Burnsville (Mortgage Refinance)	Burnsville	MN	0	0	$7,680,200	$7,680,200	0
Grand Itasca Clinic & Hospital	Grand Rapids	MN	64	12	$42,100,000	$59,050,000	980,850
Blaine Town Square Senior Housing	Blaine	MN	87	70	$9,530,000	$11,270,000	144,000
Falcon Heights Mixed Income	Falcon Heights	MN	119	50	$11,780,000	$20,060,000	256,310
Heritage Park III	Minneapolis	MN	95	55	$3,689,000	$19,903,345	254,310
University & Dale	St. Paul	MN	98	79	$6,500,000	$15,252,312	194,880
Cecil Newman Apartments	Minneapolis	MN	64	64	$4,000,000	$11,164,482	179,370
Phalen Senior Lofts	St. Paul	MN	73	73	$5,650,000	$11,053,002	136,590
The Jourdain	Minneapolis	MN	41	32	$3,165,000	$8,260,000	102,080
Clover Field Market Place	Chaska	MN	117	59	$9,513,800	$18,323,500	213,280
St. Anthony Mills Apartments (Mortgage Refinance)	Minneapolis	MN	93	93	$6,108,078	$12,510,176	0
Wellstone Apartments	Minneapolis	MN	49	37	$4,114,000	$13,125,842	152,780
Winnipeg Apartments	St. Paul	MN	56	56	$2,950,000	$11,926,033	138,820
Solhem Apartments (Uptown House)	Minneapolis	MN	60	0	$10,700,000	$12,988,106	147,570
Inver Glen Senior Housing	Inver Grove Heights	MN	103	0	$15,084,000	$17,461,869	188,190
Ellipse on Excelsior	St. Louis Park	MN	132	0	$26,122,000	$33,244,543	379,070
Applewood Pointe of Bloomington at Southtown	Bloomington	MN	101	0	$17,597,900	$20,280,641	231,230
Flo Co Fusion	Minneapolis	MN	84	0	$13,543,000	$16,026,159	179,790
Riverside Plaza Apartments	Minneapolis	MN	1303	1173	$49,950,000	$123,267,007	1,797,550
Applewood Pointe of Roseville at Langton Lake	Roseville	MN	48	0	$4,700,000	$11,241,637	122,240
							continued

Project Name	City	State	Total Units	Affordable Units	HIT Commitment	TDC	Hours of Union Construction Work
West Side Flats Apartments	St. Paul	MN	178	35	$23,500,000	$31,234,356	324,040
City Walk - Walkway Uptown Apartments	Minneapolis	MN	92	0	$16,802,100	$20,161,502	209,910
Yorkdale Terrace Townhomes	Edina	MN	90	90	$4,470,000	$17,242,238	236,410
The Penfield	St. Paul	MN	254	0	$40,942,800	$62,505,140	650,120
Five 15 on the Park	Minneapolis	MN	259	132	$33,400,000	$52,331,187	521,730
Seward Towers East and West	Minneapolis	MN	640	627	$29,750,000	$99,198,392	542,440
333 on the Park	St. Paul	MN	134	0	$27,680,000	$42,331,034	383,250
Zvago Cooperative at Glen Lake	Minnetonka	MN	54	0	$14,821,600	$18,981,774	167,570
Zvago Cooperative at St. Anthony Park	St. Paul	MN	49	0	$14,577,500	$18,185,346	165,220
Fontaine Towers	Rochester	MN	151	151	$20,000,000	$28,856,304	120,180
1500 Nicollet	Minneapolis	MN	183	183	$34,120,000	$61,736,138	539,150
Green on Fourth Apartments	Minneapolis	MN	243	66	$42,654,700	$56,169,929	505,110
Pioneer Apartments	St. Paul	MN	143	143	$14,475,000	$48,739,737	403,670
The District Flats at Miller Hill	Duluth	MN	72	0	$11,213,000	$14,036,105	126,220
Union Flats	St. Paul	MN	217	217	$30,630,000	$68,476,863	615,780
Zvago Cooperative at Central Village	Apple Valley	MN	58	0	$15,815,400	$19,680,017	163,970
Elevate at Southwest Station	Eden Prairie	MN	222	45	$49,500,000	$63,510,988	541,000
The Chamberlain	Richfield	MN	316	64	$48,277,000	$62,509,690	420,570
Riverdale Station East	Coon Rapids	MN	180	0	$28,350,000	$38,273,494	325,650
Riverdale Station West	Coon Rapids	MN	71	55	$6,925,000	$17,489,676	138,730
Lake Street Apartments	Minneapolis	MN	111	111	$11,890,000	$27,554,885	221,440
Sundance at Settler's Ridge	Woodbury	MN	218	0	$53,545,900	$69,580,136	544,190
Parker Station Flats	Robbinsdale	MN	198	0	$41,393,900	$53,082,171	508,780
Gateway Northeast	Minneapolis	MN	128	77	$20,950,000	$38,660,971	273,760
Bassett Creek Apartments	Minneapolis	MN	139	0	$33,609,500	$37,616,980	344,690
Zvago Cooperative at Lake Superior	Duluth	MN	51	0	$14,033,700	$18,436,578	176,940
Lake Street Apartments (Mortgage Increase)	Minneapolis	MN	0	0	$1,610,000	$0	0

HIT-Financed Projects	95		12,435	5,547	$1,396,030,273	$2,060,802,341	21,154,290

*Economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America project data. The data is current as of May 31, 2020.

This document provides information about a project or projects financed by the HIT which may or may not be reflective of other financed projects or refer to an asset currently held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, charges, and expenses carefully before investing. This and other information is contained in HIT’s prospectus, available at aflcio-hit.com or by calling 202-331-8055. The prospectus should be read carefully before investing.